BRANDON J. CAGE
Assistant Vice President, Counsel
Law Department
Phone: 949-219-3943
Fax: 949-219-6952
Brandon.Cage@pacificlife.com
July 1, 2011
Attention: EDGAR Filing Desk
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549-0506

Re:	Registration Statement for Pacific Destinations O-Series Individual Flexible Premium Deferred Variable Annuity (File Number to be Assigned) funded by Separate Account A (File Number 811-08946) of Pacific Life Insurance Company Request for Selective Review
Dear Sir or Madam:
On behalf of Pacific Life Insurance Company (“Pacific Life”) and Separate Account A (“Separate Account”) of Pacific Life, attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is a Registration Statement, with exhibits, on Form N-4. The enclosed relates to an individual flexible premium deferred variable annuity contract designated as the Pacific Destinations O-Series Individual Flexible Premium Deferred Variable Annuity Contract (“Pacific Destinations O”), which is funded by the Separate Account.
Pacific Life is requesting selective review of this filing pursuant to “Revised Procedures for Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Co. Act Rel. No. 13768 (Feb. 23, 1984).”
The prospectus for Pacific Destinations O is based on, and is substantially similar to, the prospectus for Pacific Destinations B Individual Flexible Premium Deferred Variable Annuity (File No. 333-168284) (“Pacific Destinations B”) offered by Pacific Life. The staff previously reviewed the Pacific Destinations O disclosure in connection with its review of the Initial N-4 Filing (filed July 23, 2010), Pre-Effective Amendment No. 1 (filed September 23, 2010) and Pre-Effective Amendment No. 2 (filed on October 20, 2010) of Pacific Destinations B. In addition, the staff reviewed disclosure in connection with its review of the optional benefit rider Automatic Income Builder, filed on July 23, 2010 under Pacific Destinations B, File No. 333-168284 and reviewed similar disclosure in its review of the CoreIncome Advantage optional benefit rider, filed on July 23, 2010 under Pacific Destinations B, File No. 333-168284.
By copy of this letter, we are sending an electronic copy of the Pacific Destinations O prospectus and Statement of Additional Information (“SAI”) marked to show where disclosure differs materially from that in the Pacific Destinations B prospectus and SAI.
The prospectus disclosure included in Pacific Destinations O differs materially from Pacific Destinations B as follows:
1.	Different base contract fees (M&E, Admin, etc.),

2.	The Withdrawal Charge is based on a breakpoint schedule.

Securities and Exchange Commission
Registration Statement for Pacific Destinations O-Series on behalf of Pacific Life
July 1, 2011

3.	A premium based charge was added which lasts for a 7 year period tied to when each purchase payment is made,
4.	There is no Persistency Credit added to the contract value, and
5.	Added an updated version of an existing fixed option (DCA Plus Fixed Option) which can have a guarantee period of up to 24 months.
Pursuant to policies described in Release No. IC-13768, we believe that selective review is appropriate. We look forward to your response and comments. If you have any questions, please call me at (949) 219-3943.
Sincerely,
/s/ BRANDON J. CAGE
Brandon J. Cage